Disaggregated Revenue	6 Months Ended
Jun. 30, 2026
Disaggregation of Revenue [Abstract]
DISAGGREGATED REVENUE
14.	DISAGGREGATED REVENUE

The following table shows disaggregated revenue by major product categories for the periods ended June 30, 2025 and 2026, respectively:

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
Private-labelled apparel products	32,710,445	28,740,350	3,664,926
Own-branded apparel products	27,526,221	27,015,310	3,444,952
Total	60,236,666	55,755,660	7,109,878

The following table shows disaggregated cost of sales by major product categories for the periods ended June 30, 2025 and 2026, respectively:

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
Private-labelled apparel products	29,052,173	25,702,047	3,277,486
Own-branded apparel products	5,385,166	7,514,796	958,276
Total	34,437,339	33,216,843	4,235,762

To optimize procurement costs, the Group structuralized its supply chain during the period by transitioning certain purchasing channels from independent third-party to related party who offered more favorable pricing terms. during the period ended June 30, 2026.

The following table sets forth a breakdown of our gross profit and gross profit margin for periods ended June 30, 2025 and 2026, respectively:

	For the six months ended June 30,
	2025				2026
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin	Revenue		Cost of revenue		Gross profit		Gross profit margin
	HKD	HKD	HKD	%	HKD	USD	HKD	USD	HKD	USD	%
Private-labelled apparel products	32,710,445	29,052,173	3,658,272	11.2%	28,740,350	3,664,926	25,702,047	3,277,486	3,038,303	387,440	10.6%
Own-branded apparel products	27,526,221	5,385,166	22,141,055	80.4%	27,015,310	3,444,952	7,514,796	958,276	19,500,514	2,486,676	72.2%
Total	60,236,666	34,437,339	25,799,327	42.8%	55,755,660	7,109,878	33,216,843	4,235,762	22,538,817	2,874,116	40.4%

In the following table, revenue is disaggregated by the geographical locations of customers:

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
Geographical locations:
The United States and Canada	30,104,645	28,596,901	3,646,633
The UK	27,236,666	27,015,310	3,444,952
Others	2,895,355	143,449	18,293
Total	60,236,666	55,755,660	7,109,878